Pioneer Disciplined Growth Fund
Schedule of Investments  |  May 31, 2023

A: PINDX	C: INDCX	Y: INYDX

Schedule of Investments  |  5/31/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.8%
	Common Stocks — 95.4% of Net Assets
	Air Freight & Logistics — 1.8%
189,816	United Parcel Service, Inc., Class B	$ 31,699,272
	Total Air Freight & Logistics	$31,699,272

	Automobile Components — 1.4%
282,180(a)	Aptiv Plc	$ 24,854,414
	Total Automobile Components	$24,854,414

	Biotechnology — 5.1%
450,523	AbbVie, Inc.	$ 62,154,153
66,760(a)	Alnylam Pharmaceuticals, Inc.	12,351,268
46,885(a)	BioMarin Pharmaceutical, Inc.	4,076,182
112,907(a)	Ionis Pharmaceuticals, Inc.	4,617,896
89,716(a)	Natera, Inc.	4,226,521
	Total Biotechnology	$87,426,020

	Broadline Retail — 5.9%
847,030(a)	Amazon.com, Inc.	$ 102,134,878
	Total Broadline Retail	$102,134,878

	Building Products — 1.4%
411,922	Johnson Controls International Plc	$ 24,591,743
	Total Building Products	$24,591,743

	Capital Markets — 4.3%
618,365	Charles Schwab Corp.	$ 32,581,652
398,382	Intercontinental Exchange, Inc.	42,208,573
	Total Capital Markets	$74,790,225

	Chemicals — 1.2%
94,013	Sherwin-Williams Co.	$ 21,414,281
	Total Chemicals	$21,414,281

	Construction Materials — 1.0%
346,017	CRH Plc (A.D.R.)	$ 16,449,648
	Total Construction Materials	$16,449,648

	Consumer Staples Distribution & Retail — 3.3%
72,846	Costco Wholesale Corp.	$ 37,265,100
99,467	Dollar General Corp.	20,001,819
	Total Consumer Staples Distribution & Retail	$57,266,919

	Containers & Packaging — 1.3%
440,933	Ball Corp.	$ 22,558,132
	Total Containers & Packaging	$22,558,132

1Pioneer Disciplined Growth Fund |  | 5/31/23

Shares		Value
	Electrical Equipment — 1.0%
100,956	Eaton Corp. Plc	$ 17,758,160
	Total Electrical Equipment	$17,758,160

	Electronic Equipment, Instruments & Components — 3.9%
147,129	Amphenol Corp., Class A	$ 11,100,883
105,707	CDW Corp.	18,148,835
233,453(a)	Keysight Technologies, Inc.	37,772,695
	Total Electronic Equipment, Instruments & Components	$67,022,413

	Energy Equipment & Services — 0.4%
171,231	Schlumberger, NV	$ 7,333,824
	Total Energy Equipment & Services	$7,333,824

	Entertainment — 2.2%
421,126(a)	Walt Disney Co.	$ 37,042,243
	Total Entertainment	$37,042,243

	Financial Services — 5.7%
219,417(a)	Berkshire Hathaway, Inc., Class B	$ 70,450,410
241,846(a)	Fiserv, Inc.	27,132,703
	Total Financial Services	$97,583,113

	Food Products — 0.7%
147,847	McCormick & Co., Inc., Non-Voting Shares	$ 12,674,923
	Total Food Products	$12,674,923

	Health Care Equipment & Supplies — 2.7%
55,476(a)	Intuitive Surgical, Inc.	$ 17,077,732
106,666	Stryker Corp.	29,395,016
	Total Health Care Equipment & Supplies	$46,472,748

	Household Products — 2.1%
181,294	Church & Dwight Co., Inc.	$ 16,760,630
267,183	Colgate-Palmolive Co.	19,873,072
	Total Household Products	$36,633,702

	Interactive Media & Services — 7.8%
989,964(a)	Alphabet, Inc., Class A	$ 121,636,877
46,805(a)	Meta Platforms, Inc., Class A	12,390,219
	Total Interactive Media & Services	$134,027,096

	IT Services — 2.1%
118,603	Accenture Plc, Class A	$ 36,283,030
	Total IT Services	$36,283,030

Pioneer Disciplined Growth Fund |  | 5/31/232

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Shares		Value
	Life Sciences Tools & Services — 2.8%
154,226	Danaher Corp.	$ 35,413,374
72,788(a)	Repligen Corp.	12,222,561
	Total Life Sciences Tools & Services	$47,635,935

	Machinery — 1.7%
86,763	Deere & Co.	$ 30,018,263
	Total Machinery	$30,018,263

	Oil, Gas & Consumable Fuels — 6.5%
201,711	Cheniere Energy, Inc.	$ 28,193,147
476,779	Occidental Petroleum Corp.	27,491,077
535,527	Range Resources Corp.	14,657,374
735,270	Shell Plc (A.D.R.)	41,175,120
	Total Oil, Gas & Consumable Fuels	$111,516,718

	Pharmaceuticals — 2.8%
94,910(a)	Arvinas, Inc.	$ 2,071,886
108,322	Eli Lilly & Co.	46,519,966
	Total Pharmaceuticals	$48,591,852

	Semiconductors & Semiconductor Equipment — 6.7%
273,108(a)	Advanced Micro Devices, Inc.	$ 32,284,097
41,606	Lam Research Corp.	25,658,420
533,284	Microchip Technology, Inc.	40,134,954
102,245	Texas Instruments, Inc.	17,778,360
	Total Semiconductors & Semiconductor Equipment	$115,855,831

	Software — 10.6%
151,362(a)	Adobe, Inc.	$ 63,237,530
32,332(a)	ANSYS, Inc.	10,462,312
135,666(a)	Autodesk, Inc.	27,050,444
64,680	Intuit, Inc.	27,108,681
156,571(a)	Palo Alto Networks, Inc.	33,410,686
40,512(a)	ServiceNow, Inc.	22,070,127
	Total Software	$183,339,780

	Specialized REITs — 4.0%
263,818	Crown Castle, Inc.	$ 29,866,836
382,615	Digital Realty Trust, Inc.	39,202,733
	Total Specialized REITs	$69,069,569

3Pioneer Disciplined Growth Fund |  | 5/31/23

Shares		Value
	Specialty Retail — 3.7%
167,176	Home Depot, Inc.	$ 47,386,037
151,189	Ross Stores, Inc.	15,666,204
	Total Specialty Retail	$63,052,241

	Technology Hardware, Storage & Peripherals — 0.5%
267,915(a)	Pure Storage, Inc., Class A	$ 7,713,273
	Total Technology Hardware, Storage & Peripherals	$7,713,273

	Textiles, Apparel & Luxury Goods — 0.8%
136,972	NIKE, Inc., Class B	$ 14,417,673
	Total Textiles, Apparel & Luxury Goods	$14,417,673

	Total Common Stocks (Cost $1,597,131,922)	$1,647,227,919

	SHORT TERM INVESTMENTS — 4.4% of Net Assets
	Open-End Fund — 4.4%
77,014,227(b)	Dreyfus Government Cash Management, Institutional Shares, 4.99%	$ 77,014,227
		$77,014,227

	TOTAL SHORT TERM INVESTMENTS (Cost $77,014,227)	$77,014,227

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.8% (Cost $1,674,146,149)	$1,724,242,146
	OTHER ASSETS AND LIABILITIES — 0.2%	$2,766,344
	net assets — 100.0%	$1,727,008,490

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at May 31, 2023.
Pioneer Disciplined Growth Fund |  | 5/31/234

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,647,227,919	$—	$—	$1,647,227,919
Open-End Fund	77,014,227	—	—	77,014,227
Total Investments in Securities	$1,724,242,146	$—	$—	$1,724,242,146
During the period ended May 31, 2023, there were no transfers in or out of Level 3.
5Pioneer Disciplined Growth Fund |  | 5/31/23